Consolidated Statements of Changes in Members' Equity and Mezzanine Equity - USD ($)	Total	VPC IMPACT ACQUISITION HOLDINGS [Member]	Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock	Class C Voting Units	Common Class A	Class B Ordinary Shares VPC IMPACT ACQUISITION HOLDINGS [Member]	Incentive Units	Member Units	Member Units Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock	Member Units Issuance Of Class V Common Stock For Opco Incentive Units	Member Units Class A Voting Units	Member Units Class B Voting Units	Member Units Class B Voting Units Class B Warrant	Member Units Class C Voting Units	Private and public warrants Class B Warrant	Private and public warrants Class C Warrant	Private and public warrants Class B Ordinary Shares	Accumulated Deficit	Accumulated Deficit VPC IMPACT ACQUISITION HOLDINGS [Member]	Accumulated Other Comprehensive Income	Common Stock Common Class A	Common Stock Common Class A Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock	Common Stock Class V Common Stock	Common Stock Class V Common Stock Issuance Of Class V Common Stock For Opco Incentive Units	Common Stock Class B Ordinary Shares	Common Stock Class B Ordinary Shares VPC IMPACT ACQUISITION HOLDINGS [Member]	Common Stock Class B Ordinary Shares Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock	Common Stock Class A Ordinary Shares	Additional Paid-in Capital	Additional Paid-in Capital VPC IMPACT ACQUISITION HOLDINGS [Member]	Additional Paid-in Capital Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock	Total Stockholders' Equity	Total Stockholders' Equity Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock	Total Stockholders' Equity Issuance Of Class V Common Stock For Opco Incentive Units	Total Stockholders' Equity Incentive Units	Noncontrolling Interest	Noncontrolling Interest Issuance Of Class V Common Stock For Opco Incentive Units
Beginning balance (in shares) at Dec. 31, 2019											400,000,000	182,500,000
Beginning balance at Dec. 31, 2019	$ 10,515,000						$ 10,515,000				$ 1,916,000	$ 182,500,000						$ (32,899,000)														$ 151,517,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A voting units and Issuance of common stock to PIPE investors, net of issuance costs (in shares)														270,270,270
Issuance of Class A voting units and Issuance of common stock to PIPE investors, net of issuance costs											$ 697,000			$ 300,000,000																		697,000
Pushdown accounting resulting from Bridge2 Solutions acquisition (Note 4)														$ 10,104,000																		10,104,000
Issuance of Class B warrant (Note 10)															$ 5,426,000																	5,426,000
Vesting of Class C warrant (Note 10)				$ 300,000,000
Unit-based compensation (Note 11)	10,937,000						10,937,000
Currency translation adjustment, net of tax	191,000																			$ 191,000												191,000
Net loss	(79,605,000)	$ (4,861,190)																(79,605,000)														(79,605,000)
Ending balance (in shares) at Dec. 31, 2020											400,000,000	182,500,000		270,270,270												5,184,300
Ending balance at Dec. 31, 2020	21,452,000										$ 2,613,000	$ 182,500,000		$ 310,104,000			$ 5,426,000	(112,504,000)		191,000												388,330,000			$ 21,452,000
Ending balance at Dec. 31, 2020	388,330,000	(29,249,901)						$ (54,346,000)											$ (29,250,419)							$ 518
Beginning balance (in shares) at Jul. 30, 2020																										0
Beginning balance at Jul. 30, 2020		0																	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture and cancellation of common units (Note 11) (in shares)						(565,700)																				(565,700)
Forfeiture and cancellation of common units (Note 11)																										$ (57)
Issuance of Class B ordinary shares to Sponsor		25,000																								$ 575				$ 24,425
Issuance of Class B ordinary shares to Sponsor (in shares)																										5,750,000
Accretion for Class A ordinary shares to redemption amount		(24,413,711)																	(24,389,286)											$ (24,425)
Net loss		(4,861,190)																	(4,861,190)
Ending balance (in shares) at Dec. 31, 2020											400,000,000	182,500,000		270,270,270												5,184,300
Ending balance at Dec. 31, 2020	21,452,000										$ 2,613,000	$ 182,500,000		$ 310,104,000			5,426,000	(112,504,000)		191,000												388,330,000			21,452,000
Ending balance at Dec. 31, 2020	$ 388,330,000	(29,249,901)						(54,346,000)											(29,250,419)							$ 518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(33,671,616)
Ending balance (in shares) at Mar. 31, 2021																										5,184,300
Ending balance at Mar. 31, 2021		(62,921,517)																	(62,922,035)							$ 518
Incentive units beginning balance (in shares) at Dec. 31, 2020	85,875,000																											20,737,202
Mezzanine equity beginning balance at Dec. 31, 2020	$ 21,452,000
Beginning balance (in shares) at Dec. 31, 2020											400,000,000	182,500,000		270,270,270												5,184,300
Beginning balance at Dec. 31, 2020	21,452,000										$ 2,613,000	$ 182,500,000		$ 310,104,000			$ 5,426,000	(112,504,000)		191,000												388,330,000			$ 21,452,000
Beginning balance at Dec. 31, 2020	388,330,000	(29,249,901)						(54,346,000)											(29,250,419)							$ 518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A voting units and Issuance of common stock to PIPE investors, net of issuance costs											$ 185,000																					185,000
Exercise of warrants (Notes 9) (in shares)													9,953,454
Exercise of warrants (Note 9)													$ 5,426,000		$ (5,426,000)
Vesting of Class C warrant (Note 10)	969,000															$ 969,000
Unit-based compensation (Note 11)	26,538,000						26,538,000
Issuance of Class B ordinary shares to Sponsor		25,000
Currency translation adjustment, net of tax	248,000																			248,000												248,000
Net loss	(139,219,000)	(25,096,575)																(139,219,000)														(139,219,000)
Ending balance (in shares) at Oct. 14, 2021											400,000,000	192,453,454		270,270,270											5,184,300	5,184,300
Ending balance at Oct. 14, 2021	47,990,000						47,990,000				$ 2,798,000	$ 187,926,000		$ 310,104,000		969,000		(251,723,000)		439,000												250,513,000
Ending balance at Oct. 14, 2021	$ 207,372,000	(54,346,476)																(54,347,000)	(54,346,994)						$ 1,000	$ 518						(54,346,000)
Incentive units beginning balance (in shares) at Dec. 31, 2020	85,875,000																											20,737,202
Mezzanine equity beginning balance at Dec. 31, 2020	$ 21,452,000
Beginning balance (in shares) at Mar. 31, 2021																										5,184,300
Beginning balance at Mar. 31, 2021		(62,921,517)																	(62,922,035)							$ 518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		21,269,658
Ending balance (in shares) at Jun. 30, 2021																										5,184,300
Ending balance at Jun. 30, 2021		(41,651,859)																	(41,652,377)							$ 518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(483,148)
Ending balance (in shares) at Sep. 30, 2021																										5,184,300
Ending balance at Sep. 30, 2021		(42,135,007)																	(42,135,525)							$ 518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(12,211,469)
Ending balance (in shares) at Oct. 14, 2021											400,000,000	192,453,454		270,270,270											5,184,300	5,184,300
Ending balance at Oct. 14, 2021	47,990,000						$ 47,990,000				$ 2,798,000	$ 187,926,000		$ 310,104,000		$ 969,000		(251,723,000)		439,000												250,513,000
Ending balance at Oct. 14, 2021	$ 207,372,000	$ (54,346,476)																(54,347,000)	$ (54,346,994)						$ 1,000	$ 518						(54,346,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A voting units and Issuance of common stock to PIPE investors, net of issuance costs (in shares)																					32,500,000
Issuance of Class A voting units and Issuance of common stock to PIPE investors, net of issuance costs								312,000,000		$ 107,879,000											$ 3			$ 2,000					$ 311,997,000			312,000,000		$ 2,000			$ 107,877,000
Exercise of warrants (Notes 9) (in shares)																					7,194,928
Exercise of warrants (Note 9)								130,908,000													$ 1								130,907,000			130,908,000
Conversion of stock (in shares)	17,473,362				7,194,928																	17,469,460	189,933,286				(5,184,300)
Conversion of stock																											$ (1,000)
Share-based compensation (Note 11)								1,022,000																					1,022,000			1,022,000
Unit-based compensation (Note 11)								46,786,000																												$ 46,786,000
Forfeiture and cancellation of common units (Note 11) (in shares)																							(1,134,856)
Forfeiture and cancellation of common units (Note 11)								(4,602,000)																												(4,602,000)
Currency translation adjustment, net of tax	$ (259,000)							(259,000)												(55,000)												(55,000)				(204,000)
Net loss	(164,827,000)							(164,827,000)										(43,995,000)														(43,995,000)				(120,832,000)
Ending balance (in shares) at Dec. 31, 2021																					57,164,388		206,271,792
Ending balance at Dec. 31, 2021								2,294,171,000										$ (98,342,000)		$ (55,000)									$ 566,766,000			468,396,000				1,825,775,000
Ending balance at Dec. 31, 2021	2,294,171,000																				$ 6		$ 21,000
Mezzanine equity beginning balance at Oct. 14, 2021	207,372,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemption of Class A ordinary shares (Note 4)	$ (84,530,000)
Redemption of Class A ordinary shares (Note 4) (in shares)	(8,452,042)
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock (Note 4)	$ (122,842,000)		$ (122,842,000)					$ 1,796,769,000	$ 122,841,000													$ 2,000	$ 19,000								$ 122,840,000	$ 19,000	$ 122,841,000			$ 1,796,750,000
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock (Note 4) (in shares)	(12,285,160)